Segmented Information - Related-party and Inter-Company Transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Related party transactions	$ 0	$ 0
Accounts receivable	1,886,000,000	1,818,000,000
Inter-segment loans	0	0
Related Party
Related Party Transaction [Line Items]
Accounts receivable	$ 18,000,000	$ 8,000,000